================================================================================

                               THE NORTH CAROLINA
                               TAX FREE BOND FUND
                                     [LOGO]

                              A No-Load Mutual Fund

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
                                February 29, 2000
                                   (Unaudited)
--------------------------------------------------------------------------------

                              [LOGO] BOYS, ARNOLD
                                & COMPANY, INC,
                               INVESTMENT ADVISOR
                             Post Office Drawer 5255
                            1272 Hendersonville Road
                      Asheville, North Carolina 28813-5255
                                 1.800.286.8038

                               FUND ADMINISTRATOR
                         Countrywide Fund Services, Inc.
                                312 Walnut Street
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354
                                 1.800.841.0987

================================================================================

March 27, 2000

To the Shareholders of The North Carolina Tax Free Bond Fund:

We are pleased to report on the progress of your Fund in this semi-annual report for the period ending February 29, 2000.

The last six months have been difficult for municipal bondholders, as interest rates have continued to rise while the supply of new and secondary municipal bonds remained erratic.

Interest rates increased due to action by the Federal Reserve predicated on the exuberant growth of the domestic economy and the potential re-ignition of inflation. Oil prices have climbed to the highest level in twenty years due to OPEC's supply constraints, while labor availability tightened further leaving unemployment at very low levels. In the face of these factors, inflation remains tame albeit modestly drifting upward from its recent lows. The restraint of inflation is due in part to deflationary effects from intense global competition, corporate productivity improvements and the increasing benefits of a computer networked economy.

Municipal bond supply fluctuated as investors moved from the safety of bonds to the luring returns of technology stocks, causing bond mutual funds to liquidate positions. On the other hand, municipalities had only modest new bond issuance due to budget surpluses and, more recently, reluctance to issue bonds at higher interest rates.

For the six months ended  February 29,  2000,  the Fund's total return  declined
 .59% (which includes both income and price change) after all expenses. The Fund's total return compared favorably to the average total return for the 40 North Carolina Municipal Debt Funds which declined 1.17% as ranked by Lipper Analytical Services, Inc. for the same period. The Fund's net asset value at the end of day February 29, 2000 was $10.14 and the tax-free income and capital gains paid for the period were $.23 and $.01 per share, respectively.

Most economists and market observers anticipate additional interest rate hikes this year from the Federal Reserve with the goal of achieving the slowing of domestic economic growth. The question remains how many more rate hikes are ahead and the nature of their effect on the economy and the financial markets. We believe that further rate hikes support the thesis that inflation will continue to remain under control going forward. We have already seen some positive impact on bond prices recently in the intermediate to long term maturity range as bond yields have declined from their recent highs. Bond prices can be expected to rise further as investors gain further confidence that inflation will not accelerate and may likely subside from current levels. As a result, we anticipate a soft landing scenario for the economy and expect interest rates to modestly trend down over time. This should provide a more favorable environment for bond investors.

On a tax equivalent basis, municipal bonds offer quite attractive returns relative to taxable (Treasury and corporate) bonds. In addition, bonds can offer relative stability at a time when the stock markets are increasingly more volatile. We encourage investors to maintain a long-term outlook toward their investment in the Fund and to consider a plan of regular investment through dollar cost averaging.

We appreciate your continued trust and support and we welcome your questions and comments.

Sincerely,

John B. Kuhns                       Jon L. Vannice

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 29, 2000
                                   (Unaudited)

ASSETS:
      Investment securities, at value
          (amortized cost $14,128,520) (note 1)                    $ 13,637,460
      Interest receivable                                               214,359
      Receivable for capital shares sold                                    500
      Other assets                                                        4,200
                                                                   ------------
           TOTAL ASSETS                                              13,856,519
                                                                   ------------
LIABILITIES:
      Dividends payable                                                   8,849
      Payable for capital shares redeemed                                59,395
      Payable for securities purchased                                  103,380
      Payable to Administrator (note 3)                                   3,061
      Other accrued expenses and liabilities                              4,054
                                                                   ------------
           TOTAL LIABILITIES                                            178,739
                                                                   ------------

NET ASSETS                                                         $ 13,677,780
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 14,279,707
Accumulated net realized losses from security transactions             (110,867)
Net unrealized depreciation on investments                             (491,060)
                                                                   ------------
          NET ASSETS                                               $ 13,677,780
                                                                   ============
Shares of beneficial interest outstanding
      (unlimited number of shares
      authorized, no par value)                                       1,349,199
                                                                   ============
Net asset value, offering price and
      redemption price per share (note 1)                          $      10.14
                                                                   ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                             STATEMENT OF OPERATIONS

                   For the Six Months Ended February 29, 2000
                                   (Unaudited)

INVESTMENT INCOME:
       Interest                                                      $  363,638
                                                                     ----------
EXPENSES:
       Investment advisory fees (note 3)                                 23,918
       Shareholder servicing fees (note 3)                               17,084
       Accounting services fees (note 3)                                 12,000
       Administration fees (note 3)                                      10,229
       Custodian fees                                                     6,425
       Transfer agent fees (note 3)                                       6,000
       Professional fees                                                  4,200
       Insurance expense                                                  3,364
       Pricing costs                                                      3,187
       Trustees' fees and expenses                                        3,047
       Reports to shareholders                                            2,532
       Postage and supplies                                               2,410
       Registration fees                                                     97
                                                                     ----------
            TOTAL EXPENSES                                               94,493
       Investment advisory fees waived (note 3)                         (19,323)
       Shareholder servicing fees waived (note 3)                       (17,084)
                                                                     ----------
            NET EXPENSES                                                 58,086
                                                                     ----------

NET INVESTMENT INCOME                                                   305,552
                                                                     ----------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
       Net realized losses from security transactions                  (110,867)
       Net decrease in unrealized appreciation/
            depreciation on investments                                (274,809)
                                                                     ----------
            NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS          (385,676)
                                                                     ----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                           $  (80,124)
                                                                     ==========

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE          FOR THE
                                                                        SIX MONTHS ENDED     YEAR ENDED
                                                                        FEBRUARY 29, 2000    AUGUST 31,
                                                                           (UNAUDITED)          1999
                                                                           ------------     ------------
FROM OPERATIONS:
      Net investment income                                                $    305,552     $    556,018
      Net realized gains (losses) from security transactions                   (110,867)          13,241
      Net change in unrealized appreciation/depreciation on investments        (274,809)        (787,235)
                                                                           ------------     ------------
         NET DECREASE IN NET ASSETS FROM OPERATIONS                             (80,124)        (217,976)
                                                                           ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                               (305,552)        (556,018)
      From net realized gains (losses) from security transactions               (13,244)        (115,531)
                                                                           ------------     ------------
         DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS             (318,796)        (671,549)
                                                                           ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                               2,307,095        3,423,074
      Net asset value of shares issued in
           reinvestment of distributions to shareholders                        277,918          622,314
      Payment for shares redeemed                                            (2,416,100)      (1,684,384)
                                                                           ------------     ------------
         NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS             168,913        2,361,004
                                                                           ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (230,007)       1,471,479

NET ASSETS:
      Beginning of period                                                    13,907,787       12,436,308
                                                                           ------------     ------------
      End of period                                                        $ 13,677,780     $ 13,907,787
                                                                           ============     ============

CAPITAL SHARE ACTIVITY:
      Shares sold                                                               224,827          311,082
      Shares issued in reinvestment of distributions to shareholders             27,315           56,996
      Shares redeemed                                                          (236,121)        (154,228)
                                                                           ------------     ------------
      Net increase in shares outstanding                                         16,021          213,850
      Shares outstanding, beginning of period                                 1,333,178        1,119,328
                                                                           ------------     ------------
      Shares outstanding, end of period                                       1,349,199        1,333,178
                                                                           ============     ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                              FINANCIAL HIGHLIGHTS

                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                             FOR THE
                                         SIX MONTHS ENDED                        FOR THE YEARS ENDED AUGUST 31,
                                        FEBRUARY 29, 2000   -----------------------------------------------------------------------
                                           (UNAUDITED)          1999           1998           1997           1996           1995
                                           -----------      -----------    -----------    -----------    -----------    -----------

NET ASSET VALUE AT BEGINNING OF PERIOD     $     10.43      $     11.11    $     10.63    $     10.32    $     10.36    $     10.02
                                           -----------      -----------    -----------    -----------    -----------    -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                        0.23             0.44           0.45           0.47           0.48           0.45
     Net realized and unrealized gains
        (losses) on investments                  (0.28)           (0.58)          0.48           0.31          (0.04)          0.34
                                           -----------      -----------    -----------    -----------    -----------    -----------
        TOTAL FROM INVESTMENT OPERATIONS         (0.05)           (0.14)          0.93           0.78           0.44           0.79
                                           -----------      -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                  (0.23)           (0.44)         (0.45)         (0.47)         (0.48)         (0.45)
     From net realized gains
        from security transactions               (0.01)           (0.10)            --             --             --             --
                                           -----------      -----------    -----------    -----------    -----------    -----------
        TOTAL DISTRIBUTIONS                      (0.24)           (0.54)         (0.45)         (0.47)         (0.48)         (0.45)
                                           -----------      -----------    -----------    -----------    -----------    -----------

NET ASSET VALUE AT END OF PERIOD           $     10.14      $     10.43    $     11.11    $     10.63    $     10.32    $     10.36
                                           ===========      ===========    ===========    ===========    ===========    ===========

TOTAL RETURN                                    (0.49)%          (1.36)%         8.92%          7.71%          4.33%          8.16%
                                           ===========      ===========    ===========    ===========    ===========    ===========

NET ASSETS AT END OF PERIOD                $13,677,780      $13,907,787    $12,436,308    $ 9,954,295    $ 6,400,507    $ 4,183,149
                                           ===========      ===========    ===========    ===========    ===========    ===========

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before expense reimbursements
          and waived fees                        1.38%(A)         1.41%          1.42%          1.68%          2.24%          2.76%
     After expense reimbursements
          and waived fees (note 3)               0.85%(A)         0.85%          0.83%          0.85%          0.85%          0.85%

RATIO OF NET INVESTMENT INCOME
     TO AVERAGE NET ASSETS                       4.47%(A)         4.08%          4.15%          4.49%          4.60%          4.56%

PORTFOLIO TURNOVER RATE                            30%(A)            5%            36%            20%            10%            83%

(A)  Annualized.

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND
                            PORTFOLIO OF INVESTMENTS

                                February 29, 2000
                                   (Unaudited)

                                                            PRINCIPAL      INTEREST        MATURITY            VALUE
                                                              AMOUNT         RATE            DATE             (NOTE 1)
                                                                ($)                                              ($)
MUNICIPAL OBLIGATIONS -  96.1%
 Appalachian State University, North Carolina
    Utility System Revenue                                    150,000         5.90%         05-15-08            157,962

 Asheville, North Carolina
    Water System Revenue                                      150,000         5.50%         08-01-11            151,401

 Buncombe County, North Carolina
    Certificate of Participation                              500,000         5.00%         12-01-12            472,435

 Buncombe County, North Carolina
    Solid Waste System Special Obligation Revenue             200,000         5.60%         03-01-11            202,442

 Cabarrus County, North Carolina
    General Obligation                                        250,000         5.40%         02-01-17            241,282

 Charlotte, North Carolina
    Law Enforcement Facilities Project Series A
    Certificate of Participation                              100,000         6.10%         12-01-15            101,591

 Charlotte, North Carolina
    Public Improvements                                       400,000         5.30%         04-01-08            404,964

 Charlotte, North Carolina
    Water & Sewer General Obligation                          400,000         5.60%         05-01-20            416,740

 Cumberland County, North Carolina
    Hospital Facilities Revenue                               500,000         5.25%         10-01-11            459,565

 Currituck County, North Carolina
    General Obligation                                        300,000         5.40%         04-01-14            296,202

 Duke University Hospital
    Community Hospital Revenue                                500,000         5.25%         06-01-17            457,475

 Durham, North Carolina
    General Obligation Revenue                                200,000         5.80%         02-01-12            207,366

 Fayetteville, North Carolina
    Public Works Revenue                                      500,000         5.10%         03-01-15            464,530

 Gaston County, North Carolina
    General Obligation                                        500,000         5.00%         03-01-17            455,605


                      THE NORTH CAROLINA TAX FREE BOND FUND
                            PORTFOLIO OF INVESTMENTS

                                February 29, 2000
                                   (Unaudited)

                                                            PRINCIPAL      INTEREST        MATURITY            VALUE
                                                              AMOUNT         RATE            DATE             (NOTE 1)
                                                                ($)                                              ($)
MUNICIPAL OBLIGATIONS -  96.1%
 Gaston, North Carolina
    Memorial Hospital Project Revenue                         600,000         5.50%         02-15-15            557,754

 Gastonia, North Carolina
    Police Station Project Certificate of Participation       100,000         5.70%         08-01-15             99,893

 Gastonia, North Carolina
    Street Improvements General Obligation                    200,000         5.50%         05-01-13            200,728

 Gastonia, North Carolina
    Street Improvements General Obligation                    400,000         5.50%         05-01-16            393,660

 Greensboro, North Carolina
    General Obligation Unlimited                              500,000         5.00%         03-01-12            482,495

 Johnston County, North Carolina
    General Obligation                                        500,000         5.00%         05-01-18            450,715

 Lincolnton, North Carolina
    Enterprise System Revenue                                 200,000         5.38%         05-01-16            191,950

 Mecklenburg County, North Carolina
    Public Improvement General Obligation                     200,000         5.50%         04-01-11            203,816

 Morganton, North Carolina
    Water & Sewer General Obligation Revenue                  500,000         5.70%         06-01-13            511,170

 North Carolina Central University
    Housing System Revenue                                    200,000         5.80%         11-01-17            200,116

 North Carolina Educational Facilities Finance Agency
    Elon College Project Revenue                              100,000         6.38%         01-01-14            102,282

 North Carolina Housing Finance Agency
    Home Ownership Series 2-B Revenue                         500,000         5.10%         07-01-17            456,190

 North Carolina Housing Finance Agency
    Home Ownership Series 6-B Revenue                         400,000         5.45%         01-01-11            400,376

 North Carolina Housing Finance Agency
    Multifamily Series A Revenue                              100,000         5.80%         07-01-13            100,168


                      THE NORTH CAROLINA TAX FREE BOND FUND
                            PORTFOLIO OF INVESTMENTS

                                February 29, 2000
                                   (Unaudited)

                                                            PRINCIPAL      INTEREST        MATURITY            VALUE
                                                              AMOUNT         RATE            DATE             (NOTE 1)
                                                                ($)                                              ($)
MUNICIPAL OBLIGATIONS -  96.1%
 North Carolina Housing Finance Agency
    Multifamily Series B Revenue                               50,000         6.00%         07-01-00             50,122

 North Carolina Municipal Power Agency
    Number 1 - Catawba Electric Revenue                       100,000         6.00%         01-01-09            104,165

 North Carolina Municipal Power Agency
    Number 1 - Catawba Electric Revenue                       100,000         5.75%         01-01-15             99,400

 North Carolina State
    Clean Water Series A General Obligation                   100,000         5.80%         06-01-04            104,960

 North Carolina State
    General Obligation                                        500,000         5.10%         06-01-10            495,555

 North Carolina State University
    Centennial Campus Series B Revenue                        500,000         5.13%         12-15-16            462,120

 Piedmont Triad Airport Authority
    North Carolina Series A Revenue                           300,000         5.63%         07-01-14            300,348

 Piedmont Triad Airport Authority
    North Carolina Series A Revenue                           200,000         5.88%         07-01-19            200,392

 Pitt County, North Carolina
    Memorial Hospital Revenue                                 500,000         5.25%         12-01-12            476,270

 Pitt County, North Carolina
    Memorial Hospital Revenue                                 100,000         5.50%         12-01-15             98,747

 Raleigh, North Carolina
    General Obligation                                        500,000         5.25%         06-01-13            491,065

 University of North Carolina
    General Obligation Revenue                                500,000         5.40%         05-15-09            481,150

 Wake Forest University
    Finance Agency Revenue                                    500,000         5.00%         11-01-17            448,955

 Wilmington, North Carolina
    Water & Sewer System Revenue                              400,000         5.40%         06-01-13            394,752


                      THE NORTH CAROLINA TAX FREE BOND FUND
                            PORTFOLIO OF INVESTMENTS

                                February 29, 2000
                                   (Unaudited)

                                                            PRINCIPAL      INTEREST        MATURITY            VALUE
                                                              AMOUNT         RATE            DATE             (NOTE 1)
                                                                ($)                                              ($)
MUNICIPAL OBLIGATIONS -  96.1%
 Winston-Salem, North Carolina
    General Obligation                                        100,000         5.50%         06-01-12            101,777
                                                                                                           ------------
TOTAL MUNICIPAL OBLIGATIONS -  96.1% (AMORTIZED COST $13,641,711)                                          $ 13,150,651

CASH EQUIVALENTS -  3.6%
 Federated North Carolina Municipal Money Market Portfolio
    (amortized cost $486,809)                                                                              $    486,809
                                                                                                           ------------

TOTAL VALUE OF INVESTMENT SECURITIES - 99.7% (AMORTIZED COST $14,128,520) (A)                              $ 13,637,460

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                                                     40,320
                                                                                                           ------------
NET ASSETS - 100.0%                                                                                        $ 13,677,780
                                                                                                           ============

(a) As of February 29, 2000, the cost of investment securities for federal income tax purposes was the same as that shown for financial statement purposes. Net unrealized depreciation of $491,060 was comprised of gross unrealized appreciation and depreciation of $79,502 and $570,562, respectively.

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2000
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The North Carolina Tax Free Bond Fund (the Fund) is a no-load, non-diversified series of Albemarle Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940 and organized in 1992 as a Massachusetts business trust. The Fund began operations on January 13, 1993.

The investment objectives of the Fund are to provide current income exempt from federal income taxes and from the personal income taxes of North Carolina, to preserve capital and to protect the value of the portfolio against the effects of inflation. Capital appreciation is of secondary importance. The Fund invests primarily in debt instruments of municipal issuers within the state of North Carolina. The issuers' abilities to meet their obligations may be affected by economic and legislative developments in the state of North Carolina.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Municipal obligations are valued by an independent pricing service which generally utilizes a computerized matrix system with consideration given to security quality, maturity, coupon, call features and the latest trading developments. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the security is valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price per share and the redemption price per share are equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis. The Fund may purchase securities on a when issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders. For the six months ended February 29, 2000, the Fund has designated 100% of its distributions paid to shareholders from net investment income as exempt-interest dividends for federal income tax purposes.

In addition, on November 30, 1999, the Fund declared and paid a long-term capital gain distribution of $12,396 or $0.0093 per share. In January of 2000, shareholders were provided with Form 1099-DIV which reported the amounts and tax status of capital gain distributions paid during calendar year 1999.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 29, 2000
                                   (Unaudited)

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,962,766 and $2,004,742, respectively, for the six months ended February 29, 2000.

3.   TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Boys, Arnold & Company, Inc. (the Advisor), or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets. The Advisor currently intends to voluntarily waive its investment advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 0.85% of its average daily net assets. For the six months ended February 29, 2000, the Advisor waived $19,323 of its investment advisory fees.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee at an annual rate of 0.15% on the Fund's average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a $1,000 minimum monthly fee. In addition, the Fund pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement with the Trust, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $2,000 per month from the Fund. In addition, the Fund pays CFS certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan (the Plan) pursuant to which the Fund may incur certain expenses for the compensation of persons providing ongoing services and/or maintenance of the Fund's shareholder accounts, not otherwise required to be provided by CFS. The basis for amounts paid under the Plan must be approved by the Board of Trustees and may not exceed 0.25% of the Fund's average daily net assets. For the six months ended February 29, 2000, the Fund incurred and waived $17,084 of shareholder servicing fees under the Plan.